Financial Risk Management (Details 3) - Currency risk [member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
USD [Member] | 10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 1,509	$ 1,196	$ 1,267	$ 797
USD [Member] | 10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	(1,509)	(1,196)	(1,267)	(797)
AUD [Member] | 10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	805	(86)	(75)	(7)
AUD [Member] | 10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	(805)	86	75	7
GBP [Member] | 10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	175	(34)	16	3
GBP [Member] | 10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	(175)	34	(16)	(3)
EUR [Member] | 10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	136	(186)	(142)	(108)
EUR [Member] | 10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	(136)	186	142	108
HKD [Member] | 10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	14	(1)	2	21
HKD [Member] | 10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Risk exposure associated with instruments sharing characteristic	$ (14)	$ 1	$ (2)	$ (21)